Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Summary of Disaggregation of Revenue from Contracts with Customers	Disaggregation of revenue from contracts with customers is as follows:

	Year ended December 31,
	2022	2021	2020
	£000s	£000s	£000s
Revenue from Contracts with Customers
Research collaboration - Mallinckrodt plc	11,658	8,748	3,817
Research collaboration - AstraZeneca	5,081	2,652	22
Research collaboration - Other	184	623	1,414
Research collaboration - total	16,923	12,023	5,253
Royalties	578	392	226
Total revenue from contracts with customers	17,501	12,415	5,479